Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)	Oct. 06, 2021
Disaggregation of Revenue [Line Items]
Sublease receivable write-offs	$ 200,000	$ 300,000
Number of sources of revenue | facility	2
Notice period for contract termination	30 days
Cost of revenues (including amounts with related parties)	$ 42,394,000	22,597,000
Marketing expense	1,300,000	300,000
Restricted cash	0	1,004,000
Impairment of long-lived asset	$ 0	0
Recapitalization exchange ratio	1.815		1.815
Computer Software, Intangible Asset
Disaggregation of Revenue [Line Items]
Finite-lived intangible asset, useful life	3 years
Clinical Trials
Disaggregation of Revenue [Line Items]
Cost of revenues (including amounts with related parties)	$ 3,400,000	$ 6,800,000